UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:

(212) 697-6666

Date of fiscal year end: 3/31/19

Date of reporting period: 9/30/19

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2019

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Trust, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Trust, you can inform the Trust that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Hawaiian Tax-Free Trust “Understanding Interest Rates” Serving Hawaii investors since 1985

November, 2019

Dear Fellow Shareholder:

     The interest rate environment is one of the many factors that investors may find useful to consider when making a decision about current and future bond holdings – and whether to hold individual bonds or invest in a bond mutual fund such as Hawaiian Tax-Free Trust. We, therefore, thought it might be useful to highlight some considerations to bear in mind both in a rising and a falling interest rate environment.

Duration

     A bond fund’s duration, specifically modified duration, is an indicator of how sensitive the net asset value (or share price) is to a change in interest rates. Duration provides investors with another aspect of comparison between bonds with different maturities and coupon rates. Simply stated, for every 1% change in interest rates, positive or negative, the price of a bond fund will inversely decline or increase by its modified duration. For example, if a fund’s modified duration is 5 years, the net asset value could be expected to rise 5% for every 1% decline in interest rates, and fall by 5% for every 1% increase in interest rates. Bond funds with longer average maturities and lower average coupons have a longer duration, and therefore generally experience a higher degree of price fluctuation, while bond funds with shorter average maturities and higher average coupons have a shorter duration and generally experience a lesser degree of price fluctuation. Given that Hawaiian Tax-Free Trust seeks to provide as high a level of current income (exempt from Hawaii state and regular federal income taxes) as is consistent with preservation of capital, duration is an important component of our portfolio management considerations.

Price Returns and Total Returns

     Performance of bond funds is not solely tied to the incremental changes in interest rates. Bond fund total returns are generated from two sources; interest payments on bonds (paid as fund distributions or dividends) and changes in bond prices. While interest rates rise, active portfolio managers have opportunities to purchase bonds at higher yields, and over time, a portfolio’s income may off-set a decline in the value of individual bonds, possibly mitigating the impact of that decline on a fund’s total return. In a falling interest rate environment, shareholders of a bond fund may benefit from the fund’s diversity in portfolio holdings which will typically include bonds issued at varying points in time, including periods of higher interest rates.

Active Bond Fund Management

     Active bond fund portfolio managers have the ability to take strategic steps in an effort to mitigate, to some degree, the impact of market volatility. With the ability to actively manage fund holdings over time, these portfolio managers may implement a number of strategies in order to adjust fund portfolio holdings based on market expectations. For example, fund portfolio holdings may be altered by quality rating in an effort to manage credit risk. Holdings may also be altered by maturity date and coupon, thereby adjusting portfolio duration, or the sensitivity of the portfolio to movements in interest rates. Reducing portfolio duration would reduce sensitivity to a change in interest rates.

NOT A PART OF THE SEMI-ANNUAL REPORT

The Aquila Group of Funds Approach

     The investment approach the Aquila Group of Funds follows in managing Hawaiian Tax-Free Trust and each of our other municipal bond funds is based on a disciplined style, focused on an average intermediate portfolio maturity (in order to manage interest rate sensitivity) and bonds of investment grade quality coupled with our credit research (in order to manage credit risk). Over the history of the Aquila Group of Funds, intermediate maturity and high-quality bonds have demonstrated a relatively high degree of market liquidity. This has enabled us to maintain portfolio integrity in a wide variety of market environments, in that the sale of individual bond holdings has not changed the intermediate, high-quality characteristics of the portfolio.

     Thank you for your continued investment in Hawaiian Tax-Free Trust.

Sincerely,

Diana P. Herrmann, Vice Chair and President

_____________________________________

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.

When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issues, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (36.6%)	and Fitch	Value
	City & County (19.8%)
	City and County of Honolulu, Hawaii,
	Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,145,650
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,635,580
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	6,128,884
1,700,000	5.000%, 10/01/29	Aa1/NR/AA+	2,041,734
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,544,556
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,185,940
	City and County of Honolulu, Hawaii,
	Series 2018A
1,020,000	5.000%, 09/01/32	Aa1/NR/AA+	1,295,747
	City and County of Honolulu, Hawaii,
	Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,812,675
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,314,262
	City and County of Honolulu, Hawaii,
	Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,473,378
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,357,450
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,446,450
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,345,800
	City and County of Honolulu, Hawaii,
	Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,879,900
	City and County of Honolulu, Hawaii,
	Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,235,729
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,284,581
	City and County of Honolulu, Hawaii,
	Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,276,559
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,328,148
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,488,789
3,430,000	5.000%, 10/01/28	Aa1/NR/AA+	4,135,174
	City and County of Honolulu, Hawaii,
	Series 2019C
1,000,000	4.000%, 08/01/26	Aa1/NR/AA+	1,170,070
1,000,000	4.000%, 08/01/29	Aa1/NR/AA+	1,219,970
2,000,000	4.000%, 08/01/36	Aa1/NR/AA+	2,334,460

4 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	City & County (continued)
	City and County of Honolulu, Hawaii,
	Series E, Crossover Refunding
$1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	$2,293,655
	City and County of Honolulu, Hawaii,
	Series 2017H, FRN (SIFMA plus 0.30%)
5,000,000	1.880%, 09/01/22	Aa1/NR/AA+	5,000,400
	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,813,620
	County of Hawaii, 2016-Series A
1,010,000	4.000%, 09/01/35	Aa2/AA-/NR	1,122,958
	County of Hawaii, 2017-Series A
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	2,013,112
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,409,933
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,165,505
	County of Hawaii, 2016-Series C
320,000	5.000%, 09/01/27	Aa2/AA-/NR	390,458
	County of Hawaii, 2017-Series D
2,430,000	4.000%, 09/01/28	Aa2/NR/AA+	2,839,868
	County of Hawaii, Series E, BAN
6,000,000	2.590%, 11/12/19***	Aa2/AA-/NR	6,003,060
	County of Kauai, Hawaii, 2011-Series A
200,000	3.250%, 08/01/23	Aa2/AA/AA	207,174
	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	550,128
	County of Kauai, Hawaii, 2017 Series
410,000	5.000%, 08/01/21	Aa2/NR/AA	437,966
250,000	4.000%, 08/01/22	Aa2/NR/AA	268,985
300,000	3.000%, 08/01/24	Aa2/NR/AA	323,634
220,000	5.000%, 08/01/25	Aa2/NR/AA	265,386
185,000	5.000%, 08/01/26	Aa2/NR/AA	228,888
235,000	5.000%, 08/01/28	Aa2/NR/AA	295,994
825,000	2.500%, 08/01/29	Aa2/NR/AA	864,179
385,000	5.000%, 08/01/30	Aa2/NR/AA	482,028
200,000	4.000%, 08/01/32	Aa2/NR/AA	228,662
200,000	5.000%, 08/01/37	Aa2/NR/AA	244,794

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	City & County (continued)
	County of Kauai, Hawaii, Refunding,
	Series A
$1,125,000	3.250%, 08/01/21	Aa2/AA/AA	$1,166,209
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,516,094
1,295,000	4.000%, 08/01/24	Aa2/AA/AA	1,389,224
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,041,860
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,014,222
605,000	3.000%, 08/01/26	Aa2/AA/AA	630,017
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,469,468
345,000	5.000%, 08/01/29	Aa2/AA/AA	379,141
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,089,876
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,092,500
	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	339,859
	County of Maui, Hawaii, Series 2014
	Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,087,663
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,151,710
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,697,068
	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,173,418
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,502,049
	Total City & County		130,272,251

	State (16.8%)
	State of Hawaii, Series EE
385,000	5.000%, 11/01/22	Aa1/AA+/AA	428,474
2,915,000	5.000%, 11/01/25	Aa1/AA+/NR	3,241,334
	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA	1,373,258
5,000,000	5.000%, 11/01/24	Aa1/AA+/AA	5,556,550
	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa1/AA+/AA	4,747,879
	State of Hawaii, Series EH, Unrefunded
	balance
315,000	5.000%, 08/01/21	Aa1/AA+/NR	336,486

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	State (continued)
	State of Hawaii, Series EL, Refunding
$2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	$2,329,214
	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,677,440
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,340,480
1,045,000	5.000%, 08/01/29	Aa1/AA+/AA	1,220,341
2,995,000	5.000%, 08/01/30	Aa1/AA+/AA	3,488,157
	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,207,900
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,780,323
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,868,150
5,130,000	5.000%, 08/01/25	Aa1/AA+/AA	6,012,514
5,300,000	5.000%, 08/01/26	Aa1/AA+/AA	6,209,215
	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA	235,872
1,980,000	5.000%, 10/01/30	Aa1/AA+/AA	2,380,099
	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa1/AA+/AA	2,525,269
	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,507,290
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,590,950
	State of Hawaii, Series FG
690,000	5.000%, 10/01/28	Aa1/AA+/AA	854,372
	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa1/AA+/AA	998,729
3,615,000	5.000%, 10/01/28	Aa1/AA+/AA	4,476,165
	State of Hawaii, Series FK
1,000,000	4.000%, 05/01/22	Aa1/AA+/AA	1,069,630
	State of Hawaii, Series FN
2,500,000	5.000%, 10/01/29	Aa1/AA+/AA	3,160,475
	State of Hawaii, Series FT
10,040,000	5.000%, 01/01/29	Aa1/AA+/AA	12,769,173
1,680,000	5.000%, 01/01/30	Aa1/AA+/AA	2,131,500
4,000,000	5.000%, 01/01/33	Aa1/AA+/AA	5,005,760
1,000,000	5.000%, 01/01/38	Aa1/AA+/AA	1,234,430

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	State (continued)
	State of Hawaii, Series FW
$3,000,000	5.000%, 01/01/24	Aa1/AA+/AA	$3,460,470
4,000,000	4.000%, 01/01/25	Aa1/AA+/AA	4,536,040
	Total State		110,753,939
	Total General Obligation Bonds		241,026,190

	Revenue Bonds (46.6%)
	Airport (7.0%)
	State of Hawaii Airport System Revenue
	Refunding, AMT
13,000,000	5.000%, 07/01/21††††	A1/AA-/A+	13,774,540
5,000,000	5.000%, 07/01/22	A1/AA-/A+	5,302,050
1,500,000	5.000%, 07/01/23	A1/AA-/A+	1,590,345
2,000,000	5.000%, 07/01/24	A1/AA-/A+	2,120,460
3,000,000	5.000%, 07/01/45	A1/AA-/A+	3,418,290
	State of Hawaii Airport System Revenue
	Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/AA-/A+	1,185,225
1,000,000	5.250%, 07/01/23	A1/AA-/A+	1,029,710
	State of Hawaii Airport System Revenue,
	Series A
2,000,000	4.000%, 07/01/20	A1/AA-/A+	2,039,840
3,020,000	5.000%, 07/01/22	A1/AA-/A+	3,103,684
180,000	5.000%, 07/01/34	A1/AA-/A+	184,320
	State of Hawaii Airport System Revenue,
	Series A, AMT
4,000,000	5.000%, 07/01/29	A1/AA-/A+	5,016,360
2,000,000	5.000%, 07/01/32	A1/AA-/A+	2,470,420
	State of Hawaii Airport System Revenue,
	Series B
2,000,000	5.000%, 07/01/25	A1/AA-/A+	2,397,240
	State of Hawaii Department of
	Transportation Airports Division Lease
	Revenue COP AMT
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,125,529
800,000	5.000%, 08/01/21	A2/A+/A	848,560
360,000	5.000%, 08/01/23	A2/A+/A	403,146
	Total Airport		46,009,719

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Education (4.5%)
	University of Hawaii, Revenue Refunding,
	Medical School, Series E
$500,000	5.000%, 10/01/21	Aa2/NR/AA	$537,180
1,610,000	5.000%, 10/01/25	Aa2/NR/AA	1,943,882
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,710,737
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,678,281
	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/19	Aa2/NR/NR	1,000,000
	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,162,874
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,408,713
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,267,749
1,045,000	5.000%, 10/01/26	Aa2/NR/AA	1,257,041
	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,925,771
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,684,249
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,612,854
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,368,149
	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa2/NR/AA	1,107,670
	Total Education		29,665,150

	Housing (1.9%)
	State of Hawaii Housing Finance and
	Development Corp., Hale Kewalo
	Apartments, Series A
10,300,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	10,314,729
	State of Hawaii Housing Finance and
	Development Corp., Iwilei Apartments,
	Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured
	Liquidity Agreement	NR/AA+/NR	1,895,390
	State of Hawaii Housing Finance and
	Development Corp., Kuhio Park Terrace,
	Series A
185,000	3.850%, 10/01/21 FHLMC Insured
	Liquidity Agreement.	NR/AA+/NR	191,196
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
290,000	4.500%, 01/01/26 GNMA/ FNMA/
	FHLMC Insured	Aaa/AA+/AAA	296,151
	Total Housing		12,697,466

9 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Medical (7.5%)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaii Pacific Health) Series A
$695,000	5.000%, 07/01/20	A1/NR/AA-	$713,835
750,000	5.000%, 07/01/21	A1/NR/AA-	796,560
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,129,400
685,000	5.000%, 07/01/25	A1/NR/AA-	772,036
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,518,738
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/NR/AA-	431,382
355,000	5.125%, 07/01/31	A1/NR/AA-	394,987
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,079,877
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,373,775
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,642,875
1,090,000	5.000%, 07/01/23	A1/AA-/NR	1,228,070
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,391,700
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,707,402
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,034,916
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,365,780
850,000	5.000%, 07/01/28	A1/AA-/NR	1,002,686
15,420,000	5.000%, 07/01/35	A1/AA-/NR	17,793,446
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A	1,080,200
3,575,000	5.125%, 11/15/32	NR/NR/A	3,979,654
	Total Medical.		49,437,319

	Other (1.1%)
	Hawaii State Department of Hawaiian
	Home Lands, Series 2017
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,008,851
600,000	5.000%, 04/01/23	Aa3/NR/NR	674,418

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Other (continued)
	Hawaii State Department of Hawaiian
	Home Lands, Series 2017 (continued)
$500,000	5.000%, 04/01/24	Aa3/NR/NR	$578,950
850,000	5.000%, 04/01/26	Aa3/NR/NR	1,033,804
905,000	5.000%, 04/01/29	Aa3/NR/NR	1,115,937
785,000	5.000%, 04/01/30	Aa3/NR/NR	964,388
	Hawaii State Department of Hawaiian
	Home Lands, COP (Kapolei Office
	Facility), 2017 Series A
320,000	5.000%, 11/01/24	Aa2/NR/NR	388,700
145,000	5.000%, 11/01/25	Aa2/NR/NR	175,640
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,406,573
	Total Other		7,347,261

	Transportation (7.8%)
	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A1/AA-/AA-	17,019,915
6,025,000	5.625%, 07/01/40	A1/AA-/AA-	6,207,437
	State of Hawaii Highway Revenue,
	Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	575,850
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,821,683
285,000	5.000%, 01/01/26	Aa2/AA+/AA	333,821
300,000	4.000%, 01/01/26	Aa2/AA+/AA	317,613
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,174,050
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	6,133,200
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,407,115
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,270,797
	State of Hawaii Highway Revenue,
	Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,371,240
1,340,000	5.000%, 01/01/27	Aa2/AA+/AA	1,654,645
	Total Transportation		51,287,366

11 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility (5.2%)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Co.), Series A, AMT
$12,320,000	3.100%, 05/01/26	Baa2/NR/A-	$12,895,467
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa2/NR/A-	4,228,600
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Co.), Series 2015
6,500,000	3.200%, 07/01/39	Baa2/NR/A-	6,669,910
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Co.), Series 2015,
	AMT
1,000,000	3.250%, 01/01/25	Baa2/NR/A-	1,047,190
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Co.), Series 2019,
	AMT
8,500,000	3.500%, 10/01/49†††	NR/NR/A-	8,538,505
	State of Hawaii, Department of Business,
	Economic Development and Tourism
	Green Energy Market Securitization
	Bonds, Series A (Federally Taxable)
742,416	1.467%, 07/01/22	Aaa/AAA/AAA	740,894
	Total Utility		34,120,566

	Water & Sewer (11.6%)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	282,259
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,134,490
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,203,823
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,095,232
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,020,451
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	2,038,785

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
$4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	$5,167,188
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,322,958
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,488,215
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,320,957
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,814,059
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,752,375
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,130,140
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,172,770
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,100,950
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,341,108
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,340,520
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,498,591
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,383,800
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,396,747
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2016A
2,000,000	5.000%, 07/01/34	Aa2/NR/AA	2,414,760
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,411,140
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	7,563,614
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2015 A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,804,280
	Total Water & Sewer		76,199,212
	Total Revenue Bonds		306,764,059

13 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal	Pre-Refunded\Escrowed to Maturity	Moody's, S&P
Amount	Bonds (16.1%)††	and Fitch	Value
	Pre-Refunded\Escrowed to Maturity
	General Obligation Bonds (10.7%)
	City & County (5.0%)
	City and County of Honolulu, Hawaii,
	Refunding, Series B, Prerefunded to
	12/01/20 @100
$3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	$3,130,260
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,202,700
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,226,580
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,566,450
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,566,450
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,566,450
	County of Hawaii, Series A, Prerefunded to
	09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,660,905
	County of Hawaii, 2013-Series A,
	Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	553,635
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,107,270
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,107,270
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,107,270
	Total City & County		32,795,240

	State (5.7%)
	State of Hawaii, Series DZ, ETM
15,000	5.000%, 12/01/19	NR/NR/NR*	15,092
	State of Hawaii, Series DZ, Prerefunded to
	12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,007,690
3,580,000	5.000%, 12/01/26	NR/NR/NR*	3,859,276
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,409,713
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,499,978
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,020,827
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,554,723
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	1,874,216
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,558,613
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,500,756

14 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal	Pre-Refunded\Escrowed to Maturity	Moody's, S&P
Amount	Bonds (continued)	and Fitch	Value
	State (continued)
	State of Hawaii, Series EE, Prerefunded to
	11/01/22 @100
$80,000	5.000%, 11/01/24	Aa1/AA+/NR	$89,063
45,000	5.000%, 11/01/24	NR/NR/NR*	50,098
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,655,197
70,000	5.000%, 11/01/27	NR/NR/NR*	77,930
220,000	5.000%, 11/01/27	Aa1/AA+/NR	244,924
	State of Hawaii, Series EH, Prerefunded to
	08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,052,396
	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,340
	Total State		37,475,832
	Total Pre-Refunded\Escrowed to Maturity
	General Obligation Bonds		70,271,072

	Pre-Refunded Revenue Bonds (5.4%)
	Transportation (2.3%)
	State of Hawaii Highway Revenue,
	Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,499,740
4,140,000	5.000%, 01/01/29	Aa2/AA+/AA	4,484,821
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,311,494
	Total Transportation		15,296,055

	Water & Sewer (3.1%)
	City and County of Honolulu, Hawaii,
	Wastewater System, Prerefunded to
	07/01/21 @100
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,661,982
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,732,403
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,047,720
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,138,520

15 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Revenue Bonds (continued)	and Fitch	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 A,
	Prerefunded to 07/01/22 @100
$1,000,000	5.000%, 07/01/30	Aa2/NR/AA	$1,101,510
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,101,510
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,652,265
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,753,775
	Total Water & Sewer		20,189,685
	Total Pre-Refunded Revenue Bonds		35,485,740
	Total Pre-Refunded\Escrowed to Maturity
	Bonds		105,756,812
	Total Municipal Bonds
	(cost $626,849,220)		653,547,061

Shares	Short-Term Investment (0.3%)
1,720,019	Dreyfus Government Cash Management,
	Institutional Shares, 1.85%**
	(cost $1,720,019)	Aaa-mf/AAAm/NR	1,720,019
	Total Investments
	(cost $628,569,239-note 4)	99.6%	655,267,080
	Other assets less liabilities	0.4	2,858,947
	Net Assets	100.0%	$658,126,027

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa and Aaa-mf of Moody's or AAA and AAAm of S&P
or Fitch and cash	0.5%
Prerefunded bonds\ETM bonds ††	16.1
Aa of Moody's or AA of S&P or Fitch	60.2
A of Moody's or S&P or Fitch.	19.4
Baa of Moody’s	3.8
100.0%

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

PORTFOLIO ABBREVIATIONS
AGM - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAN - Bond Anticipation Note
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHLMC - Federal Home Loan Mortgage Corp.
FHA - Federal Housing Association
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
NR - Not Rated
SIFMA - Securities Industry and Financial Markets Association

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Illiquid security: This security represents 0.9% of net assets.

†	Calculated using the Moody’s rating unless otherwise noted.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

††††	Security pledged as collateral for the Trust’s delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (unaudited)

ASSETS
Investments at value (cost $628,569,239)	$655,267,080
Interest recievable	7,742,414
Receivable for investment securities sold	5,300,278
Receivable for Trust shares sold	731,463
Other assets	56,993
Total assets	669,098,228

LIABILITIES
Payable for investment securities purchased.	9,662,989
Payable for Trust shares redeemed	746,486
Advisory and Administrative fees payable	242,758
Dividends payable	231,927
Distribution and service fees payable.	2,806
Accrued expenses payable.	85,235
Total liabilities	10,972,201
NET ASSETS	$658,126,027

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$575,836
Additional paid-in capital	630,371,595
Total distributable earnings	27,178,596
$658,126,027
CLASS A
Net Assets	$566,017,262
Capital shares outstanding	49,530,954
Net asset value and redemption price per share	$11.43
Maximum offering price per share (100/96 of $11.43)	$11.91

CLASS C
Net Assets	$26,164,277
Capital shares outstanding	2,291,066
Net asset value and offering price per share	$11.42

CLASS F
Net Assets	$52,535
Capital shares outstanding	4,589
Net asset value, offering and redemption price per share.	$11.45

CLASS Y
Net Assets	$65,891,953
Capital shares outstanding	5,756,984
Net asset value, offering and redemption price per share	$11.45

See accompanying notes to financial statements.

18 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2019 (unaudited)

Investment Income
Interest income		$9,129,627
Expenses
Investment Adviser fee (note 3)	$759,588
Administrator/Business Manager fee (note 3)	726,562
Distribution and service fee (note 3)	686,959
Transfer and shareholder servicing agent fees	219,997
Trustees’ fees and expenses (note 7)	213,928
Legal fees	93,405
Fund accounting fees	82,597
Registration fees and dues	31,498
Shareholders’ reports and proxy statements	23,928
Insurance	15,446
Auditing and tax fees	15,442
Custodian fees	10,806
Chief compliance officer services (note 3)	5,572
Miscellaneous	50,835

Total expenses		2,936,563
Net investment income		6,193,064

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	312,302
Change in unrealized appreciation on investments	7,623,536

Net realized and unrealized gain on investments		7,935,838
Net change in net assets resulting from operations		$14,128,902

See accompanying notes to financial statements.

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(unaudited)	March 31, 2019
OPERATIONS
Net investment income	$6,193,064	$13,483,542
Realized gain (loss) from securities transactions	312,302	225,707
Change in unrealized appreciation on investments	7,623,536	8,478,268
Change in net assets resulting from operations	14,128,902	22,187,517

DISTRIBUTIONS TO SHAREHOLDERS (note 9)
Class A Shares	(5,373,918)	(11,745,900)

Class C Shares	(147,083)	(414,799)

Class F Shares	(196)	(75)

Class Y Shares	(666,850)	(1,322,738)
Change in net assets from distributions	(6,188,047)	(13,483,512)

CAPITAL SHARE TRANSACTIONS (note 7)
Proceeds from shares sold	24,596,908	39,477,552
Reinvested dividends and distributions	4,685,248	10,128,532
Cost of shares redeemed	(42,603,918)	(101,981,550)
Change in net assets from capital share
transactions	(13,321,762)	(52,375,466)

Change in net assets	(5,380,907)	(43,671,461)

NET ASSETS:
Beginning of period	663,506,934	707,178,395
End of period	$658,126,027	$663,506,934

See accompanying notes to financial statements.

20 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2019 (unaudited)

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/ or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

21 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2019:

Investments
Valuation Inputs*	in Securities
Level 1 – Quoted Prices - Short-Term Investment	$1,720,019
Level 2 – Other Significant Observable
Inputs — Municipal Bonds	653,547,061
Level 3 – Significant Unobservable Inputs	—
Total	$655,267,080

*	See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2016 –2018) or expected to be taken in the Fund’s 2019 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

22 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2019, there were no items identified that have been reclassified among components of net assets.

i)	The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

j)	New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed this provision and has concluded that there is no impact to the Trust.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator/Business Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

     The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator/Business Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     Under a Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator/Business Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2019, distribution fees on Class A Shares amounted to $551,306 of which the Distributor retained $26,096.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $101,740. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2019, amounted to $33,913. The total of these payments made with respect to Class C Shares amounted to $135,653 of which the Distributor retained $32,881.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2019, total commissions on sales of Class A Shares amounted to $98,085, of which the Distributor received $10,784.

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HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

c) Transfer and shareholder servicing fees:

     The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2019, purchases of securities and proceeds from the sales of securities aggregated $34,357,263 and $38,467,022, respectively.

     At September 30, 2019, the aggregate tax cost for all securities was $628,569,239. At September 30, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $26,728,179 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $30,338 for a net unrealized appreciation of $26,697,841.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

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HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	September 30, 2019		Year Ended
	(unaudited)		March 31, 2019
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,274,885	$14,527,047	2,053,920	$22,866,802
Reinvested dividends and
distributions	362,872	4,138,709	805,955	8,965,574
Cost of shares redeemed	(2,684,313)	(30,598,879)	(6,911,210)	(76,794,683)
Net change	(1,046,556)	(11,933,123)	(4,051,335)	(44,962,307)

Class C Shares:
Proceeds from shares sold	221,555	2,520,123	221,270	2,461,025
Reinvested dividends and
distributions	10,714	122,054	30,781	342,103
Cost of shares redeemed	(496,113)	(5,640,943)	(1,302,127)	(14,465,149)
Net change	(263,844)	(2,998,766)	(1,050,076)	(11,662,021)

Class F Shares:
Proceeds from shares sold	4,297	49,147	1,358	15,144
Reinvested dividends and
distributions	17	196	6	73
Cost of shares redeemed	(1,089)	(12,466)	—	—
Net change	3,225	36,877	1,364	15,217

Class Y Shares:
Proceeds from shares sold	657,396	7,500,591	1,267,696	14,134,581
Reinvested dividends and
distributions	37,139	424,289	73,661	820,782
Cost of shares redeemed	(558,152)	(6,351,630)	(964,752)	(10,721,718)
Net change	136,383	1,573,250	376,605	4,233,645
Total transactions in Trust
shares	(1,170,792)	$(13,321,762)	(4,723,442)	$(52,375,466)

7. Trustees’ Fees and Expenses

     At September 30, 2019, there were 7 Trustees, one of whom is affiliated with the Administrator/Business Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2019 was $162,544. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2019, such meeting-related expenses amounted to $51,384.

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NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash at the shareholder’s option. The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. During the fiscal year ended March 31, 2019, the Trust utilized $62,542 of capital loss carry forward.

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HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2019 (unaudited)

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Net tax-exempt income	$13,430,185	$14,385,149
Ordinary Income	53,327	46,141
	$13,483,512	$14,431,290

     As of March 31, 2019, the components of distributable earnings on a tax basis were:

Unrealized appreciation	$19,074,305
Undistributed tax-exempt income	258,416
Other temporary differences	(258,145)
Undistributed net realized gains	163,165
$19,237,741

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds (which is comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 26, 2020 (per the August 28, 2019 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

There were no borrowings under the credit agreement for the six months ended September 30, 2019.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.29		$11.14	$11.32	$11.61	$11.53	$11.36
Income (loss) from investment operations:
Net investment income(1)	0.11		0.23	0.22	0.23	0.25	0.30
Net gain (loss) on securities
(both realized and unrealized)	0.14		0.15	(0.18)	(0.29)	0.08	0.17
Total from investment operations.	0.25		0.38	0.04	(0.06)	0.33	0.47
Less distributions (note 9):
Dividends from net investment income	(0.11)		(0.23)	(0.22)	(0.23)	(0.25)	(0.30)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.11)		(0.23)	(0.22)	(0.23)	(0.25)	(0.30)
Net asset value, end of period	$11.43		$11.29	$11.14	$11.32	$11.61	$11.53
Total return (not reflecting sales charge)	2.20	%(2)	3.42%	0.38%	(0.54)%	2.93%	4.14%
Ratios/supplemental data
Net assets, end of period (in millions)	$566		$571	$609	$657	$672	$678
Ratio of expenses to average net assets	0.87	%(3)	0.85%	0.82%	0.83%	0.83%	0.81%
Ratio of net investment income to average
net assets	1.89	%(3)	2.03%	1.98%	1.99%	2.20%	2.57%
Portfolio turnover rate	5	%(2)	10%	21%	27%	16%	14%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.28		$11.13	$11.32	$11.60	$11.52	$11.35
Income (loss) from investment operations:
Net investment income(1)	0.06		0.14	0.13	0.14	0.16	0.20
Net gain (loss) on securities
(both realized and unrealized)	0.14		0.15	(0.19)	(0.28)	0.08	0.17
Total from investment operations	0.20		0.29	(0.06)	(0.14)	0.24	0.37
Less distributions (note 9):
Dividends from net investment income	(0.06)		(0.14)	(0.13)	(0.14)	(0.16)	(0.20)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.06)		(0.14)	(0.13)	(0.14)	(0.16)	(0.20)
Net asset value, end of period	$11.42		$11.28	$11.13	$11.32	$11.60	$11.52
Total return (not reflecting CDSC)	1.79	%(2)	2.59%	(0.51)%	(1.24)%	2.11%	3.31%
Ratios/supplemental data
Net assets, end of period (in millions)	$26		$29	$40	$49	$55	$63
Ratio of expenses to average net assets	1.68	%(3)	1.65%	1.62%	1.63%	1.63%	1.61%
Ratio of net investment income to average
net assets	1.08	%(3)	1.22%	1.18%	1.19%	1.40%	1.78%
Portfolio turnover rate	5	%(2)	10%	21%	27%	16%	14%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
	Six Months		For the Period
	Ended		November 30, 2018*
	September 30, 2019		through
	(unaudited)		March 31, 2019

Net asset value, beginning of period	$11.30		$11.06
Income (loss) from investment operations:
Net investment income(1)	0.11		0.08
Net gain (loss) on securities
(both realized and unrealized)	0.16		0.24
Total from investment operations	0.27		0.32
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.08)
Distributions from capital gains	—		—
Total distributions	(0.12)		(0.08)
Net asset value, end of period	$11.45		$11.30
Total return	2.39	%(2)	2.93	%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$0.05		$0.02
Ratio of expenses to average net assets	0.64	%(3)	0.67	%(3)
Ratio of net investment income to
average net assets	2.03	%(3)	2.19	%(3)
Portfolio turnover rate	5	%(2)	10	%(3)

________________________

*	Commencement of operations.
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	9/30/19		Year Ended March 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.31		$11.16	$11.34	$11.63	$11.55	$11.38
Income (loss) from investment operations:
Net investment income(1)	0.12		0.25	0.25	0.25	0.28	0.32
Net gain (loss) on securities
(both realized and unrealized)	0.14		0.15	(0.18)	(0.29)	0.08	0.17
Total from investment operations.	0.26		0.40	0.07	(0.04)	0.36	0.49
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.25)	(0.25)	(0.25)	(0.28)	(0.32)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.12)		(0.25)	(0.25)	(0.25)	(0.28)	(0.32)
Net asset value, end of period	$11.45		$11.31	$11.16	$11.34	$11.63	$11.55
Total return	2.29	%(2)	3.62%	0.58%	(0.33)%	3.14%	4.34%
Ratios/supplemental data
Net assets, end of period (in millions)	$66		$64	$58	$49	$46	$45
Ratio of expenses to average net assets	0.68	%(3)	0.65%	0.62%	0.63%	0.63%	0.61%
Ratio of net investment income to average
net assets	2.08	%(3)	2.22%	2.18%	2.19%	2.40%	2.77%
Portfolio turnover rate	5	%(2)	10%	21%	27%	16%	14%

________________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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Additional Information (unaudited)

Renewal of the Investment Advisory Agreement

     Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2019. The Board of Trustees’ Contracts Committee, which is comprised of independent Trustees, met telephonically on August 27, 2019 and in person, first separately and then with the Trustees on September 14, 2019 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Adviser and by Aquila Investment Management LLC (the “Administrator”). They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

     At the meeting held on September 14, 2019, based on their evaluation of the information provided by the Adviser, Administrator and the independent consultant, the Trustees of the Trust present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2020. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the portfolio management team employed by the Adviser for the Trust and the Adviser’s facilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio management team of Mmes. Janet Katakura and Stephanie Nomura, and formerly, Mr. Stephen Rodgers, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The Trustees noted that Mr. Rodgers retired from the Adviser, and ceased to be a portfolio manager of the Trust, effective October 1, 2018.

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     The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (the Trust and eight other single-state intermediate and single-state long municipal bond funds, as classified by Morningstar; seven funds are similar to the Trust in size and that charge a front-end sales charge and one is a no-load fund that also is a Hawaii state-specific tax-free municipal bond fund);

•	the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was lower than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2019. They also considered that the Trust’s average annual total return was less than the average annual total return of the benchmark index for each of the one, three, five and ten-year periods ended June 30, 2019.

     The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Hawaii, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. They also considered that only two other funds in the Peer Group invest in Hawaii municipal obligations. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. They also noted that approximately 1% of the benchmark index consists of Hawaii bonds.

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     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2019. The Trustees further noted that the Fund’s Sharpe ratio was in the fifth quintile for the three and five-year periods ended June 30, 2019 when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

     The Trustees discussed the Trust’s performance record with the Adviser and considered the Adviser’s view that the Trust’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Trust’s somewhat higher-quality portfolio and lower duration. The Trustees considered that, in periods of volatility, the Trust has historically provided above average returns relative to the funds in the Product Category for Performance. They also considered data previously provided by the Adviser that reflected that, during turbulent market periods, the Trust historically has tended to outperform other Hawaii municipal bond funds, as well as the Adviser’s view that the better downside protection historically provided by the Trust in volatile markets is consistent with the expectations of the Trust’s shareholders. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees noted the independent consultant’s report compared the aggregate advisory and administration fee for the Trust with the advisory fee data for the Peer Group and the Product Category for Expenses. The Trustees considered that the Trust’s contractual aggregate advisory and administration fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion).

     The Trustees noted that the Trust’s actual aggregate advisory and administration fee was higher than the average actual management fee of the funds in both the Peer Group and the Product Category for Expenses (after giving effect to fee waivers in effect for those funds). They noted, however, that the Trust’s actual fees and expenses (for Class A shares) were lower than the average actual fees and expenses of the funds in the Product Category for Expenses and equal to the average actual fees and expenses of the funds in the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

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     The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were lower than the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Adviser to the Trust.

Profitability

     The Adviser and the Administrator each provided materials which showed the profitability to the Adviser and the Administrator, respectively, of their services to the Trust, as well as material provided by the Administrator which showed the profitability to Aquila Distributors LLC (the “Distributor”) of distribution services provided to the Trust.

     The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee schedule based on the size of the Trust. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

36 | Hawaiian Tax-Free Trust

Your Trust’s Expenses (unaudited)

     As a Trust shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/19 –	Value	4/1/19 –	Expense
Class	4/1/19	9/30/19	9/30/19	9/30/19	9/30/19	Ratio
A	$1,000	$1,022.00	$4.40	$1,020.65	$4.39	0.87%
C	$1,000	$1,017.90	$8.48	$1,016.60	$8.47	1.68%
F	$1,000	$1,023.90	$3.24	$1,021.80	$3.23	0.64%
Y	$1,000	$1,022.90	$3.44	$1,021.60	$3.44	0.68%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

37 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports that you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at1-800-437-1000.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which may be obtained free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2019, there were no proxies related to any portfolio instruments held by the Trust. As such, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2019, $13,430,185 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.6% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2020, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2019 calendar year.

38 | Hawaiian Tax-Free Trust

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Administrator/Business Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Adviser

ASSET MANAGEMENT GROUP of

BANK of HAWAII

130 Merchant Street, Suite 370

Honolulu, Hawaii 96813

Board of Trustees

Richard L. Humphreys, Chair

Diana P. Herrmann, Vice Chair

B.J. Kobayashi

Catherine Luke

Glenn P. O’Flaherty

Russell K. Okata

Randolph P. Perreira

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Sherri Foster, Senior Vice President

Paul G. O’Brien, Senior Vice President

Stephen J. Caridi, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 5, 2019

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December 5, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 5, 2019

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.